Warrants - Schedule of Warrant Activities (Details) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Exercise Price Range Per Share
Ending balance	$ 5
Marpai Warrants
Number Of Common Shares Warrants
Beginning balance	412,218	412,218	412,218	91,117
Granted	92,500	0	0	377,351
Forfeited	0
Exercised	0			(56,250)
Ending balance	504,718	412,218	412,218	412,218
Exercise Price Range Per Share
Beginning balance				$ 5.72
Granted	$ 5
Exercised			$ 0	16
Weighted Average Exercise Price
Beginning balance	23.68	$ 23.68	23.68	5.72
Granted	5	0		26.88
Exercised			0	16
Ending balance	20.25	23.68	23.68	23.68
Marpai Warrants | Minimum
Exercise Price Range Per Share
Beginning balance	5.72	5.72	5.72
Granted				16
Ending balance	5	5.72	5.72	5.72
Marpai Warrants | Maximum
Exercise Price Range Per Share
Beginning balance	31.6	31.6	31.6
Granted				31.6
Ending balance	$ 31.6	$ 31.6	$ 31.6	$ 31.6